Other operating expenses, net - Other operating income and other operating expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income
Gain on disposal of assets:		₩ 206,643	₩ 178,158	₩ 33,147
Miscellaneous other operating income
Gain on hedged items		753,798	422,074	1,122,823
Reversal of allowance for guarantees and acceptances		8,471	4,856	410
Gain on other trust accounts		0	2	142
Reversal of other allowance		8,022	1,790	388
Others		750,170	547,573	461,660
Miscellaneous other operating income		1,520,461	976,295	1,585,423
Other operating income		1,727,104	1,154,453	1,618,570
Other operating expense
Loans at amortized cost		(97,821)	(19,723)	(5,533)
Miscellaneous other operating expense
Loss on hedged items		(626,116)	(448,664)	(1,091,195)
Fund contribution		(526,196)	(470,227)	(440,715)
Provision for other debt allowances		(98,344)	(15,516)	(22,415)
Depreciation of operating lease assets		(465,716)	(445,006)	(351,208)
Others	[1]	(1,979,135)	(1,942,047)	(1,407,824)
Miscellaneous other operating expense		(3,695,507)	(3,321,460)	(3,313,357)
Other operating expense		(3,793,328)	(3,341,183)	(3,318,890)
Other operating expenses, net		₩ (2,066,224)	₩ (2,186,730)	₩ (1,700,320)

[1]	Includes W293,824 million for vulnerable groups such as self-employed people, small business owners and institutions supporting vulnerable groups, etc. in accordance with the “Banking financial support plan for people’s livelihood” for the year ended December 31, 2023.